Stockholders' Equity (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 08, 2016	Sep. 25, 2017	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 21, 2016
Stockholder's Equity (Textual)
Issuance of common shares, shares	7,518,908
Shares issued, price share	$ 0.5	$ 4.25
Issuance of cash proceeds amount	$ 3,759,454			$ 5,542,047	$ 4,687,153	$ 10
Owners to acquire equity interest	100.00%						100.00%
Initial public offering shares		1,523,750
Net proceeds from initial public offering		$ 5,540,523
Escrow account description		Out of the $5.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of September 25, 2017 and was presented as long term restricted cash.
Deposited into an escrow account		$ 500,000
Common stock, shares outstanding				9,423,750	7,900,000
Common stock, shares authorized				200,000,000	200,000,000
Statutory reserve amount				$ 160,014	$ 140,570
Description of equity interest				In accordance with the relevant laws and regulations of the PRC, Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong and Lingchong are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital.
TDH Group BVBA [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares			10,000
Shares issued, price share			$ 0.001
Issuance of cash proceeds amount			$ 10
Fulcan Capital Partners, LLC [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares					371,092
Shares issued, price share					$ 2.5
Issuance of cash proceeds amount					$ 752,730
Remaining subscription receivable					$ 175,000
Xiumei Lan [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares					371,092
Shares issued, price share					$ 2.5
Issuance of cash proceeds amount					$ 827,730
Remaining subscription receivable					$ 100,000
Zhonghua Liu [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares					371,092
Shares issued, price share					$ 2.5
Issuance of cash proceeds amount					$ 827,730
Remaining subscription receivable					$ 100,000
Former owners of Tiandihui [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount	$ 2,880,000